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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


    Investment Company Act file number  811-08355
                                       -----------------------------------------

                        Wells Family of Real Estate Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


       6200 The Corners Parkway, Suite 250        Atlanta, Georgia 30092
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Jill W. Maggiore
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (770) 449-7800
                                                    ----------------

Date of fiscal year end:  December 31, 2002
                          ---------------------------

Date of reporting period: December 31, 2002
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.



LETTER TO SHAREHOLDERS February 5, 2003
================================================================================

Dear Wells Shareholder:

We are very grateful that you have chosen the Wells S&P REIT Index Mutual Fund for your investment.

You'll be happy to know that the Real Estate Investment Trust (REIT) market produced positive returns during 2002, while many other investment categories experienced declines. REITs continue to provide a measure of predictability and stability, as well as a way to diversify an investment portfolio with another core asset class.

In fact, for the third year in a row, the REIT market outperformed the other major security markets. During 2002, the Standard & Poor's REIT Composite Index gained 4.97% (not including expenses), and the Wells S&P REIT Index Fund (Class
A) shares gained 2.97% (including expenses). Meanwhile, the Standard & Poor's (S&P) 500 Composite Index lost 22.10% last year and the Dow Jones Composite Index dropped 15.94%.*

Clearly, REITs offer an investment option that has recently outperformed many other investments. And while it's difficult to predict what will happen in the broader markets, REITs have remained dependable investments - offering lower risk, less volatility, and more consistent dividends than traditional equity securities. There is every reason to believe that REITs will continue to provide the long-term stability and predictability needed to diversify and strengthen many investment portfolios.

MAXIMIZING YOUR TOTAL INVESTMENT
Your Wells S&P REIT Index Fund provides you with all the benefits of investing in REITs while further minimizing risk through diversification. It is designed for investors with long-term time horizons who seek a steady yield. Today, the Fund has investments in 100 of the largest REITs, covering all sectors and property types. In fact, it is the only mutual fund that seeks to track the performance of the S&P REIT Composite Index.

We manage the Wells S&P REIT Index Fund with the same commitment we offer on all of our investment vehicles. Our ongoing priority is to maximize your total investment while preserving your wealth. That means working to provide you with high-quality investment opportunities and the very best client service.

I'm especially happy to welcome Michael R. Buchanan as the newest member of the Wells Real Estate Funds' Board of Trustees. We can count on his 30 years of real estate and investment-banking experience at Bank of America (he retired in March
2002) to be a valuable asset to our team.

As always, we invite you to contact our Mutual Fund Shareholder Services at 800-282-1581 with any questions or concerns. You can also visit us 24 hours a day, seven days a week at www.wellsref.com.

Again, we thank you for investing in the Wells Family of Real Estate Funds.

/s/ Leo F. Wells III

Leo F. Wells III
President


* Historical return information provided by Standard & Poor's and Dow Jones as of December 31, 2002, and is based on the S&P 500 Composite Index, and the Dow Jones Composite Index. Past performance does not guarantee future results. Cash flow is not guaranteed and will fluctuate depending on the investment product and market conditions. Be advised that investments in real estate and in REITs have various risks including possible lack of liquidity and devaluation based on adverse economic and regulatory changes.Additionally, investments in REITs will fluctuate with the value of the underlying properties, and the price of your Fund shares, when redeemed, may be more or less than your original cost.

PERFORMANCE INFORMATION
================================================================================


           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE WELLS S&P REIT INDEX FUND (a) AND THE S&P REIT INDEX

[GRAPHIC OMITTED]


            S&P REIT INDEX:                     WELLS S&P REIT INDEX FUND:
       ------------------------                 --------------------------

               QUARTERLY                                 QUARTERLY
     DATE        RETURN    BALANCE           DATE          RETURN      BALANCE
     ----        ------    -------           ----          ------      -------

   03/02/98               $ 10,000         03/02/98                  $  9,600
   06/30/98      -4.97%      9,689         06/30/98        -5.68%       9,082
   12/31/98      -3.99%      8,235         12/31/98        -4.20%       7,717
   06/30/99       9.48%      8,608         06/30/99         9.45%       8,081
   12/31/99      -1.30%      7,752         12/31/99        -1.89%       7,235
   06/30/00      10.37%      8,749         06/30/00        10.23%       8,145
 12/31/2000       4.40%     10,004       12/31/2000         4.25%       9,229
  6/30/2001      11.18%     11,103        6/30/2001        10.64%      10,166
 12/31/2001       5.16%     11,433       12/31/2001         4.51%      10,394
  6/30/2002       4.81%     12,982        6/30/2002         4.34%      11,706
 12/31/2002       0.61%     11,900       12/31/2002         0.43%      10,702


   =========================================
  |        WELLS S&P REIT INDEX FUND        |
  |      AVERAGE ANNUAL TOTAL RETURNS (b)   |
  |     (PERIODS ENDED DECEMBER 31, 2002)   |
  |                                         |
  |             1 YEAR   SINCE INCEPTION(c) |
  |             ------   ---------------    |
  |   CLASS A   (1.15%)        1.41%        |
  |   CLASS B   (2.66%)        5.86%        |
  |   CLASS C    1.29%         6.81%        |
   =========================================


Past performance is not predictive of future performance.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999 and the initial public offering of Class C shares commenced on May 5, 1999.

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
================================================================================

ASSETS
Investment securities:
  At acquisition cost ......................................... $  130,758,132
                                                                ==============
  At market value (Note 1) .................................... $  134,444,332
Dividends receivable ..........................................        797,176
Receivable for capital shares sold ............................        508,880
Receivable for securities sold ................................        392,881
Organization expenses, net (Note 1) ...........................          1,262
Other assets ..................................................         63,645
                                                                --------------
  TOTAL ASSETS ................................................    136,208,176
                                                                --------------
LIABILITIES
Dividends payable .............................................        547,954
Capital gains distributions payable ...........................        503,050
Payable for capital shares redeemed ...........................        747,066
Payable for securities purchased ..............................      2,502,297
Payable to Adviser (Note 3) ...................................         12,654
Payable to administrator (Note 3) .............................         31,700
Other accrued expenses and liabilities ........................         88,997
                                                                --------------
  TOTAL LIABILITIES ...........................................      4,433,718
                                                                --------------

NET ASSETS .................................................... $  131,774,458
                                                                ==============
NET ASSETS CONSIST OF:
Paid-in capital ............................................... $  129,461,497
Distributions in excess of realized gains .....................     (1,373,239)
Net unrealized appreciation on investments ....................      3,686,200
                                                                --------------
Net assets                                                      $  131,774,458
                                                                ==============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ....................... $   93,544,685
                                                                ==============
Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ...............................................     11,327,593
                                                                ==============
Net asset value and redemption price per
 share (Note 1) ............................................... $         8.26
                                                                ==============
Maximum offering price per share (Note 1) ..................... $         8.60
                                                                ==============
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ....................... $   18,879,924
                                                                ==============
Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ...............................................      2,254,464
                                                                ==============
Net asset value and offering price per share(A)
 (Note 1) ..................................................... $         8.37
                                                                ==============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ....................... $   19,349,849
                                                                ==============
Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ...............................................      2,317,798
                                                                ==============
Net asset value and offering price per
 share(A)(Note 1).............................................. $         8.35
                                                                ==============


(A)Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
================================================================================
INVESTMENT INCOME
 Dividends..................................................... $    6,097,262
                                                                --------------
EXPENSES
 Investment advisory fees (Note 3) .............................       615,248
 Distribution expenses, Class A (Note 3) .......................       226,618
 Distribution expenses, Class B (Note 3) .......................       140,911
 Distribution expenses, Class C (Note 3) .......................       123,129
 Administrative services fees (Note 3) .........................       160,651
 Transfer agent fees, Class A (Note 3) .........................        94,235
 Transfer agent fees, Class B (Note 3) .........................        20,825
 Transfer agent fees, Class C (Note 3) .........................        21,038
 Custodian fees ................................................       100,015
 Trustees fees .................................................        90,000
 Postage and supplies expense ..................................        79,168
 Accounting services fees (Note 3) .............................        60,188
 Registration fees, Common .....................................        21,172
 Registration fees, Class A ....................................        16,861
 Registration fees, Class B ....................................         8,760
 Registration fees, Class C ....................................         7,908
 Professional fees .............................................        36,774
 Reports to shareholders .......................................        17,635
 Insurance expense .............................................        14,848
 Amortization of organization expenses (Note 1) ................         7,574
 Other expenses ................................................        35,641
                                                                --------------
   TOTAL EXPENSES ..............................................     1,899,199
 Fees waived by the Adviser (Note 3)............................      (313,731)
 Class A expenses waived/reimbursed by the Adviser (Note 3) ....      (123,900)
                                                                --------------
   NET EXPENSES ................................................     1,461,568
                                                                --------------
NET INVESTMENT INCOME .........................................      4,635,694
                                                                --------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

 Net realized gains from security transactions .................     2,480,419
 Net change in unrealized appreciation/depreciation
  on investments................................................    (5,648,348)
                                                                --------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .............     (3,167,929)
                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................... $    1,467,765
                                                                ==============
See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================

                                                                     YEAR           YEAR
                                                                     ENDED          ENDED
                                                                  DECEMBER 31,   DECEMBER 31,
                                                                     2002           2001
---------------------------------------------------------------------------------------------

FROM OPERATIONS
 Net investment income ....................................     $ 4,635,694    $ 3,427,059
 Net realized gains from security transactions ............       2,480,419        794,076
 Net change in unrealized appreciation/depreciation
  on investments ..........................................      (5,648,348)     5,148,847
                                                                -----------    -----------
 Increase in net assets from operations ...................       1,467,765      9,369,982
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income, Class A ............      (3,571,755)    (2,805,643)
 Dividends from net investment income, Class B ............        (550,164)      (368,493)
 Dividends from net investment income, Class C ............        (513,775)      (252,923)
 Distributions from net realized gains, Class A ...........      (2,024,431)          --
 Distributions from net realized gains, Class B ...........        (402,610)          --
 Distributions from net realized gains, Class C ...........        (412,169)          --
 Return of capital, Class A ...............................      (1,275,070)    (1,096,308)
 Return of capital, Class B ...............................        (251,766)      (176,240)
 Return of capital, Class C ...............................        (228,688)      (120,967)
                                                                -----------    -----------
 Decrease in net assets from distributions
  to shareholders .........................................      (9,230,428)    (4,820,574)
                                                                -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4)
CLASS A
 Proceeds from shares sold ................................      66,570,202     33,326,864
 Net asset value of shares issued in reinvestment
  of distributions to shareholders ........................       5,066,969      2,538,376
 Payments for shares redeemed .............................     (47,183,421)   (11,781,199)
                                                                -----------    -----------
 Net increase in net assets from Class A
  share transactions ......................................      24,453,750     24,084,041
                                                                -----------    -----------
CLASS B
 Proceeds from shares sold ................................       8,609,236      5,726,062
 Net asset value of shares issued in reinvestment
  of distributions to shareholders ........................         748,554        246,716
 Payments for shares redeemed .............................      (2,073,953)      (535,124)
                                                                -----------    -----------
 Net increase in net assets from Class B
  share transactions ......................................       7,283,837      5,437,654
                                                                -----------    -----------
CLASS C
 Proceeds from shares sold ................................      13,082,760      5,339,058
 Net asset value of shares issued in reinvestment
  of distributions to shareholders ........................         927,691        313,991
 Payments for shares redeemed .............................      (2,727,577)      (805,196)
                                                                -----------    -----------
 Net increase in net assets from Class C
  share transactions ......................................      11,282,874      4,847,853
                                                                -----------    -----------

 TOTAL INCREASE IN NET ASSETS .............................      35,257,798     38,918,956

 NET ASSETS
  Beginning of year .......................................      96,516,660     57,597,704
                                                                -----------    -----------
  End of year .............................................    $131,774,458    $96,516,660
                                                                ============   ===========

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
===========================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                       YEAR           YEAR           YEAR         PERIOD        PERIOD
                                                       ENDED          ENDED          ENDED         ENDED         ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                        2002          2001           2000           1999         1998(A)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........     $   8.63       $   8.14       $   6.80      $   7.75     $   10.00
                                                    --------       --------       --------      --------     ---------
Income (loss) from investment operations:
Net investment income .........................         0.34           0.37           0.37          0.38          0.26
Net realized and unrealized gains (losses)
 on investments ...............................        (0.07)          0.63           1.45         (0.85)        (2.20)
                                                    --------       --------       --------      --------     ---------
Total from investment operations ..............         0.27           1.00           1.82         (0.47)        (1.94)
                                                    --------       --------       --------      --------     ---------
Less distributions:
Dividends from net investment income ..........        (0.34)         (0.37)         (0.37)        (0.38)        (0.26)
Distributions from net realized gains .........        (0.18)            --             --            --            --
Return of capital .............................        (0.12)         (0.14)         (0.11)        (0.10)        (0.05)
                                                    --------       --------       --------      --------     ---------
Total distributions ...........................        (0.64)         (0.51)         (0.48)        (0.48)        (0.31)
                                                    --------       --------       --------      --------     ---------
Net asset value at end of period ..............     $   8.26       $   8.63       $   8.14      $   6.80     $    7.75
                                                    ========       ========       ========      ========     =========
Total return(B) ...............................         2.97%         12.63%         27.56%        (6.24%)   ( 19.62%)(D)
                                                    ========       ========       ========      ========     =========

Net assets at end of period (000's) ...........     $ 93,545       $ 74,470       $ 46,759      $ 19,281     $  11,986
                                                    ========       ========       ========      ========     =========

Ratio of net expenses to average net assets(C)          0.99%          0.99%          0.98%         0.99%         0.99%(E)

Ratio of net investment income to average
 net assets....................................         3.96%          4.61%          5.43%         5.58%         5.33%(E)

Portfolio turnover rate .......................           10%             5%             9%           17%            9%(E)


(A) Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.38%, 1.26%, 1.44%, 2.11% and 3.30%(E)for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively (Note 3).
(D) Not annualized.
(E)  Annualized.

See accompanying notes to financial  statements.


WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------
                                                       YEAR           YEAR           YEAR         PERIOD
                                                       ENDED          ENDED          ENDED         ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                        2002          2001           2000           1999(A)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........     $   8.75       $   8.24       $   6.88      $   8.16
                                                    --------       --------       --------      --------
Income (loss) from investment operations:
Net investment income .........................         0.27           0.30           0.32          0.17
Net realized and unrealized gains (losses)
 on investments ...............................        (0.07)          0.66           1.46         (1.20)
                                                    --------       --------       --------      --------
Total from investment operations ..............         0.20           0.96           1.78         (1.03)
                                                    --------       --------       --------      --------
Less distributions:
Dividends from net investment income ..........        (0.27)         (0.30)         (0.32)        (0.17)
Distributions from net realized gains .........       ( 0.18)            --             --            --
Return of capital .............................        (0.13)         (0.15)         (0.10)        (0.08)
                                                    --------       --------       --------      --------
Total distributions ...........................        (0.58)         (0.45)         (0.42)        (0.25)
                                                    --------       --------       --------      --------

Net asset value at end of period ..............     $   8.37       $   8.75       $   8.24      $   6.88
                                                    ========       ========       ========      ========

Total return(B) ...............................         2.13%         11.88%         26.48%      ( 12.73%)(D)
                                                    ========       ========       ========      ========

Net assets at end of period (000's) ...........     $ 18,880       $ 12,708       $  6,718      $  1,306
                                                    ========       ========       ========      ========

Ratio of net expenses to average net assets(C)          1.74%          1.74%          1.69%         1.72%(E)

Ratio of net investment income to average
 net assets ...................................         3.21%          3.86%          4.72%         5.77%(E)

Portfolio turnover rate .......................           10%             5%             9%           17%(E)

(A) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.99%, 2.01%, 2.26% and 3.28% (E) for the periods ended December 31, 2001, 2000 and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial  statements.


WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
==============================================================================================================
                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------
                                                       YEAR           YEAR           YEAR         PERIOD
                                                       ENDED          ENDED          ENDED         ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                        2002          2001           2000           1999(A)
--------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ........     $   8.72       $   8.22       $   6.86      $   8.09
                                                    --------       --------       --------      --------
Income (loss) from investment operations:
 Net investment income ........................         0.27           0.30           0.32          0.20
 Net realized and unrealized gains (losses)
  on investments ..............................        (0.06)          0.65           1.46         (1.17)
                                                    --------       --------       --------      --------
Total from investment operations ..............         0.21           0.95           1.78         (0.97)
                                                    --------       --------       --------      --------
Less distributions:
 Dividends from net investment income ..........       (0.27)         (0.30)         (0.32)        (0.20)
 Distributions from net realized gains .........       (0.18)            --             --            --
 Return of capital .............................       (0.13)         (0.15)         (0.10)        (0.06)
                                                    --------       --------       --------      --------
Total distributions ...........................        (0.58)         (0.45)         (0.42)        (0.26)
                                                    --------       --------       --------      --------
Net asset value at end of period ..............     $   8.35       $   8.72       $   8.22      $   6.86
                                                    ========       ========       ========      ========

Total return(B) ...............................         2.25%         11.78%         26.63%      ( 12.06%)(D)
                                                    ========       ========       ========      ========

Net assets at end of period (000's) ...........     $ 19,350       $  9,339       $  4,121      $  1,275
                                                    ========       ========       ========      ========

Ratio of net expenses to average net assets(C)          1.74%          1.74%          1.68%         1.73%(E)

Ratio of net investment income to average
 net assets ...................................         3.21%          3.86%          4.73%         5.59%(E)

Portfolio turnover rate .......................           10%             5%             9%           17%(E)

(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.99%, 2.01%, 2.29% and 2.49%(E) for the periods ended December 31, 2002, 2001, 2000 and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.


See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002
================================================================================
COMMON STOCKS -- 99.3%                                 SHARES          VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL -- 20.4%
AMLI Residential Properties Trust ..............       15,890      $   338,139
Apartment Investment & Management Company
 - Class A .....................................       86,630        3,246,892
Archstone-Smith Trust ..........................      167,266        3,937,442
Associated Estates Realty Corp. ................       17,920          120,960
Avalonbay Communities, Inc. ....................       63,424        2,482,415
BRE Properties, Inc. - Class A .................       42,010        1,310,712
Camden Property Trust ..........................       36,275        1,197,075
Chateau Communities, Inc. ......................       27,100          623,300
Cornerstone Realty Income Trust, Inc. ..........       44,730          356,051
Equity Residential Properties Trust ............      250,560        6,158,765
Essex Property Trust, Inc. .....................       16,890          858,857
Gables Residential Trust .......................       22,510          561,174
Home Properties of New York, Inc. ..............       24,770          853,327
Manufactured Home Communities, Inc. ............       20,380          603,859
Mid-America Apartment Communities, Inc. ........       16,480          402,936
Post Properties, Inc ...........................       34,150          816,185
Summit Properties, Inc. ........................       25,520          454,256
Sun Communities, Inc. ..........................       16,750          612,547
Town & Country Trust ...........................       15,040          317,344
United Dominion Realty Trust, Inc. .............       99,110        1,621,440
                                                                    ----------
                                                                    26,873,676
                                                                    ----------
DIVERSIFIED -- 10.9%
Capital Automotive REIT ........................       25,880          613,356
Colonial Properties TrusT ......................       20,900          709,346
Cousins Properties, Inc. .......................       45,020        1,111,994
Crescent Real Estate Equities Co. ..............       93,400        1,554,176
Entertainment Properties Trust .................       15,890          373,733
Glenborough Realty Trust, Inc. .................       25,630          456,726
Lexington Corporate Properties Trust ...........       27,680          440,112
Pennsylvania Real Estate Investment Trust ......       15,360          399,360
Plum Creek Timber Co., Inc .....................      171,010        4,035,836
Vornado Realty Trust ...........................      100,270        3,730,044
Washington Real Estate Investment Trust ........       36,210          923,355
                                                                    ----------
                                                                    14,348,038
                                                                    ----------
HEALTH CARE -- 4.0%
Health Care Property  Investors, Inc. ..........       54,588        2,090,720
Healthcare Realty Trust, Inc. ..................       38,963        1,139,668
Health Care REIT, Inc. .........................       36,130          977,317
 National Health Investors, Inc. ...............       24,630          396,050
Nationwide Health Properties, Inc. .............       45,480          679,016
                                                                    ----------
                                                                     5,282,771
                                                                    ----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS-- 99.3% (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------
LODGING/RESORT -- 4.7%
Equity Inns, Inc. ..............................       37,440      $   225,389
FelCor Lodging Trust, Inc. .....................       54,360          621,878
Hospitality Properties Trust ...................       57,860        2,036,672
Host Marriott Corp. ............................      245,950        2,176,657
Innkeepers USA Trust ...........................       34,680          265,649
LaSalle Hotel Properties .......................       17,300          242,200
MeriStar Hospitality Corp. .....................       41,660          274,956
RFS Hotel Investors, Inc. ......................       26,330          285,944
Winston Hotels, Inc. ...........................       18,690          145,782
                                                                    ----------
                                                                     6,275,127
                                                                    ----------
INDUSTRIAL/OFFICE -- 30.8%
Alexandria Real Estate Equities, Inc. ..........       17,550          747,630
AMB Property Corp. .............................       76,450        2,091,672
Arden Realty, Inc. .............................       58,350        1,292,453
Bedford Property Investors, Inc. ...............       15,500          398,195
Boston Properties, Inc. ........................       88,150        3,249,209
Brandywine Realty Trust ........................       32,660          712,315
CarrAmerica Realty Corp. .......................       49,150        1,231,208
CenterPoint Properties Corp. ...................       21,330        1,219,010
Corporate Office Properties Trust ..............       21,980          308,379
Duke Realty Corp. ..............................      124,790        3,175,906
EastGroup Properties, Inc. .....................       14,890          379,695
Equity Office Properties Trust .................      380,825        9,513,008
First Industrial Realty Trust, Inc. ............       35,710          999,880
Great Lakes REIT, Inc. .........................       15,300          254,745
Highwoods Properties, Inc. .....................       49,390        1,091,519
HRPT Properties, Inc. ..........................      119,170          981,961
Kilroy Realty Corp. ............................       25,840          595,612
Koger Equity, Inc. .............................       19,700          307,320
Liberty Property Trust .........................       70,630        2,255,922
Mack-Cali Realty Corp ..........................       53,230        1,612,869
Parkway Properties, Inc. .......................        8,670          304,144
Prentiss Properties Trust ......................       36,040        1,019,211
Prime Group Realty Trust .......................       14,520           66,937
ProLogis Trust .................................      164,810        4,144,971
PS Business Parks, Inc .........................       19,950          634,410
Reckson Associates Realty Corp. ................       55,250        1,163,012
SL Green Realty Corp. ..........................       28,100          887,960
                                                                    ----------
                                                                    40,639,153
                                                                    ----------
MORTGAGE -- 0.7%
Thornburg Mortgage, Inc. .......................       46,030          925,203
                                                                    ----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS-- 99.3% (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------
RETAIL -- 23.8%
CBL & Associates Properties, Inc. ..............       27,530      $ 1,102,577
Chelsea Property Group, Inc. ...................       38,350        1,277,439
Commercial Net Lease Realty ....................       37,360          572,729
Developers Diversified Realty Corp. ............       60,080        1,321,159
Federal Realty Investment Trust ................       40,080        1,127,050
General Growth Properties, Inc. ................       57,690        2,999,880
Glimcher Realty Trust ..........................       31,730          563,207
IRT Property Co. ...............................       31,640          375,567
JDN Realty Corp. ...............................       32,187          352,448
Kimco Realty Corp. .............................       96,725        2,963,654
Kramont Realty Trust ...........................       19,670          288,165
Macerich Co. (The) .............................       47,630        1,464,622
Mid-Atlantic Realty Trust ......................       16,470          286,578
Mills Corp. ....................................       36,050        1,057,707
New Plan Excel Realty Trust ....................       89,630        1,711,037
Pan Pacific Retail Properties, Inc. ............       31,070        1,134,987
Realty Income Corp. ............................       32,260        1,129,100
Rouse Co. (The) ................................       80,360        2,547,412
Saul Centers, Inc. .............................       13,980          332,724
Simon Property Group, Inc ......................      173,580        5,913,871
Taubman Centers, Inc ...........................       47,570          772,061
U.S. Restaurant Properties, Inc. ...............       18,330          258,086
Weingarten Realty Investors ....................       48,140        1,774,440
                                                                    ----------
                                                                    31,326,500
                                                                    ----------
SELF STORAGE-- 3.9%
Public Storage, Inc. ...........................      115,164        3,720,949
Shurgard Storage Centers, Inc. - Class A .......       33,190        1,040,175
Sovran Self Storage, Inc. ......................       12,160          344,857
                                                                    ----------
                                                                     5,105,981
                                                                    ----------
SPECIALTY -- 0.1%
National Golf Properties, Inc. .................       12,060          141,705
                                                                    ----------
TOTAL COMMON STOCKS (Cost $127,231,954)                          $ 130,918,154
                                                                   -----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS -- 2.7%                               SHARES          VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund
 - Class S (Cost $3,526,178) ...................    3,526,178      $ 3,526,178
                                                                   -----------

TOTAL INVESTMENT SECURITIES-- 102.0%
 (Cost $130,758,132) ...........................                  $134,444,332

LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.0%) .                    (2,669,874)
                                                                   -----------
NET ASSETS-- 100.0%.............................                  $131,774,458
                                                                  ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 7, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS-- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.


WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===================================================================================================
The tax character of distributions paid during the years ended December 31, 2002 and
December 31, 2001 are as follows:
---------------------------------------------------------------------------------------------------
                           YEARS        ORDINARY        LONG-TERM                        TOTAL
                           ENDED         INCOME       CAPITAL GAINS     NONTAXABLE    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
       CLASS A           12/31/02     $ 3,571,755      $ 2,024,431     $ 1,275,070    $ 6,871,256
                         12/31/01     $ 2,805,643      $        --     $ 1,096,308    $ 3,901,951
---------------------------------------------------------------------------------------------------
       Class B           12/31/02     $   552,453      $   402,610     $   249,477    $ 1,204,540
                         12/31/01     $   368,493      $        --     $   176,240    $   544,733
---------------------------------------------------------------------------------------------------
       Class C           12/31/02     $   511,486      $   412,169     $   230,977    $ 1,154,632
                         12/31/01     $   252,923      $        --     $   120,967    $   373,890
---------------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ORGANIZATION EXPENSES -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at December 31, 2002 is Unrealized Appreciation of $2,312,961.

The following information is based upon the federal income tax cost of investment securities as of December 31, 2002:

       Gross unrealized appreciation ....................... $ 12,568,516
       Gross unrealized depreciation ....................... ( 10,255,555)
                                                             ------------
       Net unrealized appreciation ......................... $  2,312,961
                                                             ============
       Federal income tax cost.............................. $132,131,371
                                                             ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
2. INVESTMENT TRANSACTIONS
During the year ended December 31, 2002, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $53,469,466 and $12,447,819, respectively.

3. TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $313,731 of its investment advisory fees and reimbursed the Fund for $123,900 of Class A expenses during the year ended December 31, 2002.

SUB-ADVISORY AGREEMENT
PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. In addition, the Fund pays Ultimus out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the year ended December 31, 2002, the Underwriter earned $92,901 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $66,049 and $10,567 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the year ended December 31, 2002, the Fund paid Class A, Class B and Class C distribution expenses of $226,618, $140,911 and $123,129, respectively.

4. CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                   YEAR ENDED       YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31,
                                                      2002             2001
--------------------------------------------------------------------------------
CLASS A
Shares sold ....................................    7,551,180        3,976,139
Shares issued in reinvestment of
 distributions to shareholders .................      586,967          300,127
Shares redeemed ................................   (5,439,814)      (1,394,570)
                                                   ----------       ----------
Net increase in shares outstanding .............    2,698,333        2,881,696
Shares outstanding, beginning of year ..........    8,629,260        5,747,564
                                                   ----------       ----------
Shares outstanding, end of year ................   11,327,593        8,629,260
                                                   ==========       ==========
CLASS B
Shares sold ....................................      951,757          671,838
Shares issued in reinvestment of
 distributions to shareholders .................       85,980           28,721
Shares redeemed ................................     (235,651)         (63,356)
                                                   ----------       ----------
Net increase in shares outstanding .............      802,086          637,203
Shares outstanding, beginning of year ..........    1,452,378          815,175
                                                   ----------       ----------
Shares outstanding, end of year ................    2,254,464        1,452,378
                                                   ==========       ==========
CLASS C
Shares sold ....................................    1,452,116          628,114
Shares issued in reinvestment of
 distributions to shareholders .................      107,031           36,682
Shares redeemed.................................    ( 311,856)        ( 95,752)
                                                   ----------       ----------
Net increase in shares outstanding .............    1,247,291          569,044
Shares outstanding, beginning of year ..........    1,070,507          501,463
                                                   ----------       ----------
Shares outstanding, end of year ................    2,317,798        1,070,507
                                                   ==========       ==========

REPORT OF INDEPENDENT AUDITORS
================================================================================



To the Shareholders and Board of Trustees of the Wells S&P REIT Index Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells S&P REIT Index Fund (the "Fund") as of December 31, 2002, and the related statement of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for each of the respective years or periods ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those statements of changes in net assets and financial highlights in their report dated February 8, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells S&P REIT Index Fund, as of December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                               /s/ Ernst & Young LLP

Cincinnati, Ohio
February 7, 2003

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to- day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                     POSITION HELD                  LENGTH OF
    TRUSTEE                     ADDRESS                                        AGE   WITH THE TRUST                TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
* Leo F.  Wells, III        6200 The Corners Parkway, Atlanta, GA              59    President and Trustee     Since January 1998
  John L. Bell              800 Mount Vernon Highway, Suite 230, Atlanta, GA   62    Trustee                   Since January 1998
  Michael R. Buchanan       1630 Misty Oaks Drive, Atlanta, GA                 55    Trustee                   Since September 2002
  Richard W. Carpenter      5570 Glenridge Drive, Atlanta, GA                  65    Trustee                   Since January 1998
  Bud Carter                100 Mount Shasta Lane, Alpharetta, GA              64    Trustee                   Since May 1998
  William H. Keogler, Jr.   3808 Bridgewood Drive, Boca Raton, FL              57    Trustee                   Since April 2001
  Donald S. Moss            114 Summerour Vale, Duluth, GA                     67    Trustee                   Since May 1998
  Walter W. Sessoms         5995 River Chase Circle NW, Atlanta, GA            69    Trustee                   Since January 1998
  Neil H. Strickland        4800 River Green Parkway, Duluth, GA               67    Trustee                   Since April 2001
  Robert G. Dorsey          135 Merchant Street, Suite 230, Cincinnati, OH     45    Vice President            Since September 2000
  Jill W.  Maggiore         6200 The Corners  Parkway,  Atlanta,  GA           44    Vice President            Since March 1999
  Mark J. Seger             135 Merchant Street, Suite 230, Cincinnati,  OH    41    Treasurer                 Since September 2000
  John F.  Splain           135 Merchant Street, Suite 230, Cincinnati, OH     46    Secretary                 Since September 2000

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust, the Wells S&P REIT Index Fund, and is also a Director of Wells Real Estate Investment Trust, Inc., a real estate investment trust. The principal occupations of the Trustees and executive officers of the Trust during the past five years and other public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President and Director of the Adviser and the Underwriter, in addition to the following affiliated companies:Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties).

John L. Bell is the general partner of JP Family LLP (a family partnership). He is also the past owner and Chief Executive Officer of Bell-Mann, Inc. (a flooring company). He is a member of the Board of Directors of Electronic Commerce Systems, Inc. (an internet company).

Michael R. Buchanan is a retired Managing Director of Bank of America and is currently Senior Advisor to Bank of America.

Richard W. Carpenter is Managing Partner of Carpenter Properties LP (a real estate company). He is the former President of Commonwealth Oil Refining Co., Inc. (an oil refinery) and Realmark Holdings (a real estate company).

Bud Carter is Chairman of The Executive Committee (an international management consultant).

William H. Keogler, Jr. is the former President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor).

Donald S. Moss is a retired former Senior Vice President of Avon Products, Inc.

Walter W. Sessoms is retired former Group President of Bell South Telecommunications. Neil H. Strickland is the President of Strickland General Agency, Inc. (an insurance agency), S.C.S.C. Inc. (a leasing company) and Town Insurance Agency (a financing company).

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================
Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a mutual fund services company) and Ultimus Fund Distributors, LLC (a registered broker-dealer). Prior to March 1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

Jill W. Maggiore is Vice President and Director Mutual Funds of Wells Real Estate Funds. Prior to joining Wells Real Estate Funds in March 1998, she was a founding member, managing director and national sales manager for Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor).

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. and affiliated companies.

CHANGE IN INDEPENDENT AUDITOR (Unaudited)
================================================================================
On June 26, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Fund, and Ernst & Young LLP (Ernst & Young) was selected as the Fund's new independent auditor. The Fund's selection of Ernst & Young as its independent auditor was approved by the Fund's Board of Trustees.

Arthur Andersen's reports on the Fund's financial statements for the fiscal years ended December 31, 2001 and 2000 did not contain an adverse opinion or a disclaimer of opinion, and were not modified or qualified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

FEDERAL TAX INFORMATION  (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended December 31, 2002. On December 31, 2002, the Fund declared and paid a long-term capital gain distribution of $0.1824 per share. As required by federal regulations, shareholders will receive notification of their portion of the Fund's taxable gain distribution, if any, paid during the 2002 calendar year early in 2003.

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

BOARD OF TRUSTEES
Leo F.Wells III                                            WELLS
John L. Bell                                                S&P
Michael R. Buchanan                                   REIT INDEX FUND
Richard W. Carpenter
Bud Carter
William H. Keogler, Jr.
Donald S. Moss
Walter W. Sessoms                                      ANNUAL REPORT
Neil H. Strickland                                   DECEMBER 31, 2002

INVESTMENT ADVISER
Wells Asset Management, Inc.                               WELLS
6200 The Corners Parkway, Suite 250                  REAL ESTATE FUNDS
Atlanta, Georgia 30092

SUB-ADVISER                                          [GRAPHIC OMITTED]
Rydex Global Advisors
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

ITEM 2. CODE OF ETHICS.


Not applicable





ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable




ITEMS 4-8. [RESERVED]




ITEM 9. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act (17 CFR 270.30a-2(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.


(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ Leo F. Wells III
                           -----------------------------------------------------
                              Leo F. Wells III, President


Date   March 7, 2003
     --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Leo F. Wells III
                              --------------------------------------------------
                              Leo F. Wells III, President


Date   March 7, 2003
     --------------------------------

By (Signature and Title)*     /s/ Mark J. Seger
                              --------------------------------------------------
                              Mark J. Seger, Treasurer


Date   March 7, 2003
     --------------------------------

* Print the name and title of each signing officer under his or her signature.